Equity (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Aug. 30, 2023	Aug. 02, 2023	Apr. 24, 2023	Mar. 29, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Line Items]
Weighted average grant date fair values of options granted (in Dollars per share)					$ 6.51	$ 7.22	$ 10.35
Total intrinsic value of options exercised					$ 851	$ 250	$ 8,505
Total equity-based compensation expenses					$ 3,621	$ 3,835	$ 4,711
2011 Plan [Member]
Equity [Line Items]
Total number of common shares available (in Shares)					8,000,000
Adoption plan term						10 years
2021 Plan [Member]
Equity [Line Items]
Common shares available for future grant (in Shares)					1,222,909
Board of directors [Member]
Equity [Line Items]
Common share price (in Dollars per share)		$ 0.26		$ 0.25
Dividend paid	$ 14,348		$ 13,796
Restricted Stock Units (RSUs) [Member]
Equity [Line Items]
Total unrecognized compensation cost					$ 5,945
Weighted-average period					1 year 8 months 1 day